Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED MARCH 31, 2016
TO PROSPECTUS DATED APRIL 30, 2015

Effective March 31, 2016, the Meeder Funds prospectus is amended as follows:

On page 22, the Average Annual Total Returns as of 12/31/14 section for the Strategic Growth Fund is deleted and replaced with the following:

Average Annual Total Returns as of 12/31/14

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Strategic Growth Fund Return Before Taxes	01/31/06	5.87%	10.28%	4.10%
Strategic Growth Fund Return After Taxes on Distributions		1.57%	8.72%	3.04%
Strategic Growth Fund Return After Taxes on Distributions and Sale of Fund Shares		4.90%	7.93%	2.98%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)		13.69%	15.45%	7.70%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)[1]		4.30%	10.66%	5.96%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)[2]		1.82%	9.26%	4.99%

[1]	From January 1, 2014 to December 31, 2015, the Blended Index was comprised of 25% S&P 500 Index, 20% S&P MidCap 400 Index, 15% MSCI EAFE Index, 15% MSCI Emerging Markets Index, 10% Russell 2000 Index, 7.5% Dow Jones US Select REIT Index, and 7.5% S&P GSCI Total Return Index, and was representative of the average composition of the Fund during that time.

[2]	Since January 1, 2016, the Blended Index is comprised of 34% MSCI EAFE Index, 22% S&P 500 Index, 12% S&P MidCap 400 Index, 11% MSCI Emerging Markets Index, 7% Russell 2000 Index, 7% Dow Jones US Select REIT Index, and 7% S&P GSCI Total Return Index, and is representative of the average composition of the Fund since such date.

This Supplement and the Prospectus dated April 30, 2015 provide information a prospective investor ought to know before investing.  Please keep this supplement for future reference.